Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Purchase Price Allocation on Preliminary Basis

The purchase price allocation on a preliminary basis, and the resulting impact on the Predecessor’s equity, is as follows:

Land	$25,745,012
Building and improvements	20,144,126
Lease intangible asset	12,009,085
Lease intangible liability	(249,409)
Net working capital assumed	(815,378)

56,833,436
Mortgage loan obtained in connection with acquisition	(50,000,000)
Elimination of investment in Cherry Creek	(4,337,899)
Deferred financing costs	1,172,764

Net increase in equity	$3,668,301